Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value of derivative liability

	December 31, 2016			December 31, 2015
(in thousands)	Face Value	Fair Value	Carrying Amount	Face Value	Fair Value	Carrying Amount
Term Loan	$5,000	$4,865	$2,218	$5,000	$3,837	$2,052
Derivative liability	$—	$—	$—	$1,250	$828	$828